SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Subsequent Events [Abstract]
Gross Proceeds				$ 60,000,000
Gross proceeds allocated to Public Rights				(874,000)
Offering costs allocated to Public Shares				(1,930,704)
Remeasurement of carrying value to redemption value				3,233,928
Ordinary shares subject to possible redemption, as of December 31, 2025	$ 60,429,224
Subsequent measurement of ordinary shares subject to possible redemption	1,070,938			429,244
Ordinary shares subject to possible redemption, as of June 30, 2026	$ 61,500,162			$ 60,429,224